Significant Accounting Policies	12 Months Ended
Feb. 29, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies:

2.    Significant Accounting Policies:

(a)	Basis of Preparation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles.

(b)

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)

Foreign Currency Translation: The functional currency of the Company is the U.S. dollar. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the reporting date exchange rates. Resulting gains or losses are included in General and administrative expenses in the accompanying statements of loss. There were no material gains or losses during any of the periods presented.

(d)	Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(e)

Share-Based Compensation:  Stock-based compensation represents vested and non-vested common stock granted to employees and directors, for their services. The Company calculates total compensation expense for the award based on its fair value on the grant date and amortizes the total compensation on a straight-line basis over the vesting period of the award or service period. Historically, the Company has limited its share-based payments activity to grants of Company shares with no future vesting conditions to non-employee directors for their services as directors (a practice that has been discontinued since November 2004) and, as such, there is no material impact on its results of operations, financial position or cash flows.

(f)

Loss Per Common Share: Basic loss per common share is computed by dividing the net loss attributable to common stockholders by the weighted average number of common shares outstanding during the year. Diluted loss per common share reflects the potential dilution that could occur if securities or other contracts to issue common stock result in the issuance of such stock. The Company had no dilutive securities during the periods presented. For purposes of computing basic and diluted loss per common share, shares without vesting conditions committed to be issued under stock-based compensation arrangements or in settlement of stockholders' advances are considered outstanding on the grant date or the date the shares were actually issued in settlement of the outstanding advances due to stockholders, respectively.

(g)	Recent Accounting Pronouncements:

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs", ("ASU 2011-04"). ASU 2011-04 amends Accounting Standards Codification ("ASC") 820, "Fair Value Measurements", ("ASC 820"), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 will be effective for the Company's fiscal year beginning March 1, 2012. The adoption of ASU 2011-04 is not expected to have a material effect on our financial statements, but may require certain additional disclosures.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income, Presentation of Comprehensive Income ("Topic 220") which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220, "Comprehensive income", and requires entities to report components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively and they are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures.

In December 2011, the FASB issued ASU 2011-12, "Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standard Update No 2011-05". The amendments in this ASU supersede certain pending paragraphs in ASU 2011-05, to effectively defer the requirement that company's present reclassification adjustments for each component of accumulated other comprehensive income in both net income and other comprehensive income on the face of the financial statements. Companies are still required to present reclassifications out of accumulated other comprehensive income on the face of the financial statements or disclose those amounts in the notes to the financial statements.